Leases (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Leases [Abstract]
Schedule of Lease Costs are Included in the Statement of Operations and Comprehensive Loss	The following lease costs are included in the condensed consolidated statement of operations and comprehensive income (loss):
	Three months ended December 31,
	2023	2022
Operating lease cost	$100	$101
Short-term lease cost	2	80
Total lease cost	$102	$181
The following lease costs are included in the statement of operations and comprehensive loss for the year ended September 30, 2023:
Year ended September 30, 2023
Operating lease cost	$396
Short-term lease cost	266
Total lease cost	$662

Schedule of Minimum Lease Payments	The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the condensed consolidated balance sheet as of December 31, 2023:
Years ending September 30,
2024 (remaining nine months)	$401
2025	526
2026	545
2027	515
Total minimum lease payments	1,987
Less: imputed interest	(466)
Present value of future minimum lease payments	1,521
Less: current obligations under leases	(325)
Long-term lease obligations	$1,196
The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the balance sheet as of September 30, 2023:
Years ending September 30,
2024	$537
2025	526
2026	545
2027	516
Total minimum lease payments	2,124
Less: imputed interest	(526)
Present value of future minimum lease payments	1,598
Less: current obligations under leases	(318)
Long-term lease obligations	$1,280
Lease cost for the year ended September 30, 2022 was $565. As of September 30, 2022 (prior to the adoption of ASC 842) minimum lease payments under operating leases with non-cancelable terms in excess of one year were as follows:
Years ending September 30,
2023	$530
2024	537
2025	526
2026	545
2027	515
Total	$2,653